Financial Statements Schedule 1 - Condensed Statements of Financial Position (Parenthetical) (Detail) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Share capital, par value	$ 0.0001	$ 0.0001
Share capital, shares authorized	500,000,000	500,000,000
Share capital, shares issued	206,500,000	206,500,000
Share capital, shares outstanding	206,500,000	206,500,000
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Share capital, par value	$ 0.0001	$ 0.0001
Share capital, shares authorized	500,000,000	500,000,000
Share capital, shares issued	206,500,000	206,500,000
Share capital, shares outstanding	206,500,000	206,500,000